SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest Considered Level Three

As of September 30, 2012 and December 31, 2011 the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during nine months ended September 30, 2012 as follows:

Balance at December 31, 2011	$852,531
Net loss attributable to noncontrolling interest	(2,775)
Balance at September 30, 2012	$849,756

As of December 31, 2011 and 2010, the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during 2010 and 2011 due to the following:

Balance as of January 1, 2010	$-
Redeemable noncontrolling interest	750,000
Balance as of December 31, 2010	750,000
Accretion of noncontrolling interest	112,500
Net loss attributable to noncontrolling interest	(9,969)
Balance at December 31, 2011	$852,531